INTANGIBLE ASSETS (Schedule of Intangible Assets) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of the period	$ 22,354
Balance at end of the period	347,213
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of the period	75,208
Business combination	323,216
Additions	26,536
Foreign operations financial statements translation adjustments	9,227
Balance at end of the period	434,187
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of the period	52,854
Amortization	33,573
Foreign operations financial statements translation adjustments	547
Balance at end of the period	86,974
Capitalized development costs and technology acquired
Disclosure of detailed information about intangible assets [line items]
Balance at end of the period	104,797
Capitalized development costs and technology acquired | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of the period	75,208
Business combination	76,596
Additions	26,536
Foreign operations financial statements translation adjustments	2,367
Balance at end of the period	180,707
Capitalized development costs and technology acquired | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of the period	52,854
Amortization	23,038
Foreign operations financial statements translation adjustments	18
Balance at end of the period	75,910
Customer relationship
Disclosure of detailed information about intangible assets [line items]
Balance at end of the period	52,526
Customer relationship | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of the period	0
Business combination	61,228
Additions	0
Foreign operations financial statements translation adjustments	1,622
Balance at end of the period	62,850
Customer relationship | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of the period	0
Amortization	9,830
Foreign operations financial statements translation adjustments	494
Balance at end of the period	10,324
Trade Names
Disclosure of detailed information about intangible assets [line items]
Balance at end of the period	9,024
Trade Names | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of the period	0
Business combination	9,512
Additions	0
Foreign operations financial statements translation adjustments	252
Balance at end of the period	9,764
Trade Names | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of the period	0
Amortization	705
Foreign operations financial statements translation adjustments	35
Balance at end of the period	740
Goodwill
Disclosure of detailed information about intangible assets [line items]
Balance at end of the period	180,866
Goodwill | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of the period	0
Business combination	175,880
Foreign operations financial statements translation adjustments	4,986
Balance at end of the period	180,866
Goodwill | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of the period	0
Amortization	0
Foreign operations financial statements translation adjustments	0
Balance at end of the period	$ 0